Organization and Basis of Presentation (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Apr. 26, 2013
Organization and Basis of Presentation [Line Items]
Entity Incorporation, Date of Incorporation	Oct. 28, 2011
Common Stock, Shares, Issued	15,270,840	14,295,836	14,295,836
Common Stock, Par or Stated Value Per Share	$ 0.0001
Capital	$ 10,300,000
Common Stock, Shares, Outstanding	15,270,840	14,295,836	14,295,836
Macau Resources Group Limited [Member]
Organization and Basis of Presentation [Line Items]
Percentage Of Common Stock Issued And Outstanding	6.00%			94.00%
Common Stock, Shares, Issued	975,004			14,295,836
Common Stock, Shares, Outstanding	975,004			14,295,836
Non Interest Bearing Loan [Member]
Organization and Basis of Presentation [Line Items]
Long-term Debt, Gross	$ 10,300,000